Financial Assets and Financial Liabilities - Summary of Maximum Exposure Loss from Continuing Involvement Derecognized Financial Assets (Details) - Financial assets at fair value through profit or loss - Subordinate debt - KRW (₩)
₩ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of continuing involvement	₩ 821	₩ 1,105
Fair value of continuing involvement	821	1,105
Discovery 2nd Securitization Specialty Co., Ltd.
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of continuing involvement	564	564
Fair value of continuing involvement	564	564
AP 4D ABS Ltd.
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of continuing involvement	257	541
Fair value of continuing involvement	₩ 257	₩ 541